Preferred Shares (Tables)	12 Months Ended
Jun. 30, 2024
Preferred Shares [Abstract]
Schedule of Issuances of Preferred Shares	The following table summarizes the issuances of preferred shares by Witty network:
Series	Issuance Date	Shares Issued	Issue Price per share (US$)	Aggregated issuance price (US$)
WN-A	April 2017	22,000,000	0.0455	1,001
WN-B	April 2018	23,983,789	0.1800	4,317
WN-B-1	May 2018	7,913,872	0.3146	2,489
WN-C	June 2018	20,327,789	0.5686	11,559
WN-D	August 2020	11,818,754	1.1825	13,975
WN-E	November 2020	14,799,427	2.3398	34,628

Schedule of Preferred Shares Activities	The Group’s preferred shares activities for the year ended June 30, 2023 is summarized below:
	Series A		Series B		Series B-1		Series C		Series D		Series E		Total
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
		RMB		RMB		RMB		RMB		RMB		RMB		RMB

Balance as of July 1, 2022	22,000,000	82,002	23,983,789	94,833	7,913,872	33,612	20,327,789	108,892	11,818,754	104,156	14,799,427	240,665	100,843,631	664,160
Accretion of preferred share redemption value	-	-	-	-	-	-	-	2,894	-	5,643	-	13,842	-	22,379
Conversion of preferred shares to ordinary shares upon the completion of the IPO	22,000,000	82,002	23,983,789	94,833	7,913,872	33,612	20,327,789	111,786	11,818,754	109,799	14,799,427	254,507	100,843,631	686,539

Balance as of June 30, 2023	-	-	-	-	-	-	-	-	-	-	-	-	-	-